FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Derivative financial instruments	R$ 15,542,220	R$ 13,341,324
Total	R$ 15,542,220	R$ 13,341,324